Revenues - Summary of Revenue from Geographic Areas (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2013 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2012 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2014 United States [Member] CNY	Dec. 31, 2013 United States [Member] CNY	Dec. 31, 2012 United States [Member] CNY	Dec. 31, 2014 Others [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY
Revenue from External Customer [Line Items]
Revenues	$ 59,507,459	369,219,983	328,843,318	185,218,681	223,070,609	198,896,271	154,029,436	95,452,613	60,358,124	14,312,392	50,696,761	69,588,923	16,876,853